Parent Only Financial Information	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

19. PARENT ONLY FINANCIAL INFORMATION

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2025. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The following presents condensed parent company only financial information of Wellchange Holdings Company Limited.

Condensed balance sheets

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Non-current assets:
Investment in a subsidiary	1	1
Amounts due from a subsidiary	2,585,944	15,696,933
Deferred offering cost	620,193	—
Total non-current assets	3,206,138	15,696,934
TOTAL ASSETS	3,206,138	15,696,934

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to a director	1	1
Total current liabilities	1	1
TOTAL LIABILITIES	1	1

Commitments and contingencies (Note 17)

Shareholders’ equity
Class A Ordinary shares, US$0.0025 par value, 18,000,000 shares authorized, and 265,300 shares and 2,905,300 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	663	7,263
Class B Ordinary shares, US$0.0025 par value, 2,000,000 shares authorized, and 160,000 shares and 160,000 shares outstanding as of December 31, 2024 and 2025, respectively*	400	400
Additional paid-in capital	3,583,180	17,152,709
Accumulated losses	(378,106)	(1,463,439)
Total shareholders’ equity	3,206,137	15,696,933
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,206,138	15,696,934

Condensed statements of loss

	Years ended December 31,
	2024	2025
	US$	US$
OPERATING EXPENSES
Legal and professional fees	—	(205,333)
Staff costs and employee benefits	—	(880,000)
Others	—	—
TOTAL OPERATING EXPENSES	—	(1,085,333)
Income tax expense	—	—
NET LOSS	—	(1,085,333)

*	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026.

Condensed statements of cash flows

	Years ended December 31,
	2024	2025
	US$	US$
Cash flows from operating activities:
Net loss	—	(1,085,333)
Adjustments to reconcile net loss to net cash provided by operating activities
Share-based payments	—	1,085,333
Cash used in operating activities	—	—

Cash flows from financing activities:
Proceeds from initial public offerings	4,019,673	—
Proceeds from placements	—	12,344,129
Payment for deferred offering cost	(620,193)	—
Advance from (to) a subsidiary	(3,390,220)	(12,344,129)
Repayment to a director	(9,260)	—
Settlement of subscription receivables from shareholders	—	—
Cash provided by financing activities	—	—

Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the year	—	—
Cash and cash equivalents at the end of the year	—	—